Other disclosures - Risk Management and Principal Risks - Management adjustments to models for impairment charges (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loans and advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	£ 1,486	£ 1,388
Proportion of total impairment allowances	23.60%	14.80%
Impairment allowance, pre-management adjustments	£ 4,798	£ 8,011
Impairment allowance	6,284	9,399
Loans and advances | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	1,692	2,067
Loans and advances | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	(206)	(679)
Loans and advances | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	(4,100)	(6,800)
Impairment allowance	200
Loans and advances | ECL from individually assessed impairments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	(500)	(900)
Loans and advances | ECL from non-modelled exposures
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	(200)	(300)
Home loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	£ 103	£ 131
Proportion of total impairment allowances	21.70%	24.30%
Impairment allowance, pre-management adjustments	£ 372	£ 407
Impairment allowance	475	538
Home loans | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	72	21
Home loans | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	31	110
Credit cards, unsecured and other retail lending
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	£ 1,362	£ 1,234
Proportion of total impairment allowances	32.70%	20.30%
Impairment allowance, pre-management adjustments	£ 2,798	£ 4,849
Impairment allowance	4,160	6,083
Credit cards, unsecured and other retail lending | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	1,217	1,625
Credit cards, unsecured and other retail lending | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	145	(391)
Wholesale loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	£ 21	£ 23
Proportion of total impairment allowances	1.30%	0.80%
Impairment allowance, pre-management adjustments	£ 1,628	£ 2,755
Impairment allowance	1,649	2,778
Wholesale loans | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	403	421
Wholesale loans | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	(382)	(398)
BBLs and CBILs | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	400	100
BBLs and CBILs | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	£ (400)	£ (100)